Operating segments	12 Months Ended
Mar. 31, 2018
Disclosure Of Operating Segments [Abstract]
Operating Segments
25.	Operating segments:

In prior periods and until the loss of control of the subsidiary Acasti on December 27, 2017, the Corporation had two reportable segments which were the Corporation’s strategic business units. As at March 31, 2018, the cardiovascular segment that develops pharmaceutical products for cardiovascular diseases is no longer a strategic business unit for Neptune. The nutraceutical segment, that produces and commercializes nutraceutical products and turnkey solutions for primarly omega-3 softgel capsules and liquids, which includes the results of Biodroga for the year and the results of krill oil manufacturing and distribution activities until its sale (see note 4), and the cannabis oil extraction project which began in October 2017 are now the strategic business segments of the Corporation.

Information regarding the results of each reportable segment is included below. The cardiovascular results are presented until the loss of control. Performance is measured based on segment net income (loss), as included in the internal management reports that are reviewed by the Corporation’s Chief Operating Decision Maker. Segment income (loss) is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain segments relative to other entities that operate within these industries. Transfer pricing is based on predetermined rates accepted by all parties involved. The reportable segment assets of the Cardiovascular segment as at March 31, 2018 consists of the investment in Acasti (note 13).

Differences between the sums of all segments and consolidated balances are explained primarily by the cardiovascular segment operating under license issued by the nutraceutical segment, the ultimate owner of the original intellectual property used in pharmaceutical applications. The amortization charge of the intangible license asset of the cardiovascular segment is eliminated upon consolidation.

As disclosed in note 4, the Sherbrooke facility has been repurposed from the krill oil activities and will be used for the development of unique extractions targeted towards high potential growth segments such as the cannabis industry and therefore, is now presented under the cannabis segment information.

The nutraceutical segment is the primary obligor of corporate expenses of the Corporation. Prior to the loss of control of Acasti, all material corporate expenses were allocated to each reportable segment in a fraction that is commensurate to the estimated fraction of services or benefits received by each segment. These charges may not have represented the cost that the segments would otherwise need to incur, should they not have received these services or benefits through the shared resources of the Corporation or received financing from the nutraceutical segment. Subsequent to the loss of control of Acasti, all corporate expenses are presented within the nutraceutical segment as it is the primary obligator for these expenses and corporate costs have not been allocated for internal purpose.

(a)	Information about reportable segments:

Year ended March 31, 2018:

			Cardiovascular	Intersegment
	Nutraceutical	Cannabis	(i)	eliminations	Total

Revenue from external sales and royalties	$27,645,582	$—	$—	$—	$27,645,582
Gross margin	6,324,292	—	—	—	6,324,292

Research and development expenses	(895,944)	(3,566,223)	(9,675,625)	1,742,121	(12,395,671)
Research tax credits and grants	(1,836,071)	—	84,119	—	(1,751,952)
Selling, general and administrative expenses	(11,946,772)	—	(2,761,478)	—	(14,708,250)
Other income – net gain on sale of assets	23,702,312	—	—	—	23,702,312
Income (loss) from operating activities	15,347,817	(3,566,223)	(12,352,984)	1,742,121	1,170,731

Gain on loss of control of subsidiary	8,783,613	—	—	—	8,783,613

Finance income	188,828	—	38,637	—	227,465
Finance costs	(2,090,867)	—	(355,412)	—	(2,446,279)
Change in fair value of derivative assets and liabilities and loss on sale of available-for-sale investment	(225,348)	—	195,740	(6,739)	(36,347)
Income (loss) before income tax	22,004,043	(3,566,223)	(12,474,019)	1,735,382	7,699,183

Income tax recovery	1,640,200	—	—	—	1,640,200
Net income (loss)	23,644,243	(3,566,223)	(12,474,019)	1,735,382	9,339,383

Depreciation and amortization	(2,224,814)	(1,054,170)	(2,005,019)	1,742,121	(3,541,882)
Stock-based compensation	(1,371,382)	(251,763)	(660,611)	—	(2,283,756)
Reportable segment assets	51,057,311	40,953,903	6,585,740	—	98,596,954
Reportable segment liabilities	11,057,797	1,005,387	—	—	12,063,184

(i)	Results of operations for the period starting April 1st, 2017 until December 27, 2017.

Thirteen-month period ended March 31, 2017:

			Intersegment
	Nutraceutical	Cardiovascular	eliminations	Total

Revenue from external sales and royalties	$46,809,586	$7,797	$–	$46,817,383
Revenue from transactions to Cardiovascular segment	112,500	—	(112,500)	—
Gross margin	12,792,785	7,797	1,230	12,801,812

Research and development expenses	(1,774,038)	(7,991,232)	2,516,397	(7,248,873)
Research tax credits and grants	2,078,047	330,330	—	2,408,377
Selling, general and administrative expenses	(13,503,643)	(3,557,209)	—	(17,060,852)
Other income – royalty settlement	15,301,758	—	—	15,301,758
Income (loss) from operating activities	14,894,909	(11,210,314)	2,517,627	6,202,222

Finance income	31,180	124,509	(89,153)	66,536
Finance costs	(2,623,073)	(238,226)	89,153	(2,772,146)
Change in fair value of derivative assets and liabilities	(211,869)	(52,974)	1,708	(263,135)
Income (loss) before income tax	12,091,147	(11,377,005)	2,519,335	3,233,477

Income taxes (expense) recovery	(2,482,990)	129,362	—	(2,353,628)
Net income (loss)	9,608,157	(11,247,643)	2,519,335	879,849

Depreciation and amortization	(3,596,088)	(2,737,109)	2,516,397	(3,816,800)
Stock-based compensation	(1,340,324)	(674,578)	—	(2,014,902)
Reportable segment assets	98,163,888	25,454,825	(12,398,597)	111,220,116
Reportable segment liabilities	32,685,762	3,752,298	(18,182)	36,419,878

(b)	Geographic information:

Most of the Corporation’s assets are located in Canada.

The Corporation’s revenue from sales are attributed based on destination:

	2018	2017
	(12 months)	(13 months)

Canada	$11,494,565	$15,793,572
United States	11,581,085	23,795,544
Belgium	—	2,363,275
China	1,254,964	1,493,165
France	467,473	809,127
Uruguay	779,613	51,144
Other countries	590,769	1,428,534
	$26,168,469	$45,734,361

(c)	Information about major customers:

During the year ended March 31, 2018, the Corporation realized sales from the nutraceutical segment amounting to $4,529,350 from one customer accounting for 17.26% of consolidated revenues.

During the thirteen-month period ended March 31, 2017, the Corporation realized sales from the nutraceutical segment amounting to $7,478,492 from one customer accounting for 16.35% of consolidated revenues.